CAPITALIZED SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2025
Capitalized Software
SCHEDULE OF CAPITALIZED SOFTWARE

Capitalized software consists of the following at:

	December 31, 2025	December 31, 2024
Capitalized software	$4,205,554	$3,729,011
Accumulated amortization	(3,704,904)	(3,154,902)
Capitalized software, net	$500,650	$574,109

SCHEDULE OF ESTIMATED AMORTIZATION CAPITALIZED SOFTWARE	Estimated amortization for capitalized software for future periods is as follows:
Year Ended December 31,
2026	$276,092
2027	168,552
2028	56,006
Total	$500,650